Earnings per share - Schedule of Amounts Used to Calculate Basic and Diluted Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [line items]
Profit attributable to shareholders of the Parent Company	€ 23,162	€ 43,083
Weighted average number of shares for basic earnings per share (in shares)	268,454,497	253,023,790
Weighted average number of shares for diluted earnings per share (in shares)	270,241,658	255,528,012
Basic earnings per share in Euro (in EUR per share)	€ 0.09	€ 0.17
Diluted earnings per share in Euro (in EUR per share)	€ 0.09	€ 0.17
Non-executive director remuneration, percentage received in equity	50.00%
Long Term Incentive Awards
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	1,119,582	1,571,887
CEO share awards
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	473,440	751,622
Non-Executive Directors Remuneration
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	194,139	180,713